Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Statement of IFRS Compliance

We prepared these consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). We have consistently applied the same accounting policies throughout all periods presented, as if these policies had always been in effect, with the exception of the accounting standards adopted effective January 1, 2023, as disclosed in Note 30.